Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,207		$ 5,207	$ 2,041
Accumulated amortization and depreciation	(1,138)		(1,138)	(849)
Property and equipment, net	4,069		$ 4,069	1,192
Depreciation	200	$ 200		$ 300
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	7 years
Property and equipment, gross	1,020		$ 1,020	$ 555
Computer hardware
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	5 years
Property and equipment, gross	1,108		$ 1,108	$ 868
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	250		$ 250	$ 197
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life			1 year	1 year
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life			3 years	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,829		$ 2,829	$ 421